ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Oct. 16, 2023 $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Oct. 16, 2023 ₪ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 ₪ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | (per share)			$ 0.001	₪ 0.35	$ 0.001	₪ 0.35
Converted shares | $ / shares			$ 0.0629
Reverse stock split			1-for-35 reverse stock split
Accumulated deficit | $		$ 91,293	$ 82,308		$ 71,044
Cash | $			11,800
Stockholders' Equity, Reverse Stock Split	As a result of the Reverse Share Split, the number of issued and outstanding Ordinary Shares immediately prior to the Reverse Share Split was reduced into a smaller number of Ordinary Shares, such that every 35 Ordinary Shares held by a shareholder immediately prior to the Reverse Share Split were combined and reclassified into one Ordinary Share.	1-for-35 reverse stock split
Cash and Cash Equivalents, at Carrying Value | $		$ 4,092	$ 11,825		$ 1,581
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares	$ 0.001
Converted shares | $ / shares	$ 0.0629
Preferred stock, par value | ₪ / shares				₪ 0.35
Reverse stock split	1-for-35 reverse stock split
[custom:ExchangeRatioOfShares-0]	0.0629			0.0629
Stockholders' Equity, Reverse Stock Split	1-for-35 reverse stock split